BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS - 24.7%	Shares	Value
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	46,190	$1,737,668
Verizon Communications, Inc.	21,393	1,271,600
		3,009,268
Consumer Discretionary - 2.9%
Automobiles - 0.1%
General Motors Company	23,002	768,037

Distributors - 0.7%
Genuine Parts Company	66,838	6,254,032

Hotels, Restaurants & Leisure - 0.2%
Carnival Corporation	17,446	759,424
Las Vegas Sands Corporation	7,022	458,607
Restaurant Brands International, Inc.	10,315	629,318
		1,847,349
Household Durables - 0.3%
Toll Brothers, Inc.	62,164	2,757,595

Internet & Direct Marketing Retail - 0.6%
Expedia Group, Inc.	51,414	5,575,848

Specialty Retail - 0.7%
AutoZone, Inc. (a)	4,001	4,232,898
Foot Locker, Inc.	15,881	603,002
Home Depot, Inc. (The)	5,013	1,143,465
		5,979,365
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corporation	26,548	3,013,198

Consumer Staples - 1.0%
Beverages - 0.1%
Coca-Cola Company (The)	19,515	1,139,676

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 24.7% (Continued)	Shares	Value
Consumer Staples - 1.0% (Continued)
Food Products - 0.7%
Lamb Weston Holdings, Inc.	62,631	$5,718,837

Household Products - 0.1%
Procter & Gamble Company (The)	6,621	825,109

Tobacco - 0.1%
Philip Morris International, Inc.	11,999	992,317

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ConocoPhillips	12,667	752,800
Diamondback Energy, Inc.	48,778	3,629,083
Exxon Mobil Corporation	28,671	1,781,042
Hess Corporation	12,691	717,930
Occidental Petroleum Corporation	9,097	361,333
Pioneer Natural Resources Company	31,596	4,265,460
		11,507,648
Financials - 4.8%
Banks - 1.9%
Citigroup, Inc.	9,539	709,797
First Hawaiian, Inc.	24,317	706,652
JPMorgan Chase & Company	17,287	2,288,107
KeyCorp	216,406	4,048,956
M&T Bank Corporation	16,359	2,756,819
Pinnacle Financial Partners, Inc.	80,393	4,748,011
PNC Financial Services Group, Inc. (The)	4,385	651,392
Truist Financial Corporation	27,014	1,393,112
		17,302,846
Capital Markets - 0.3%
Ares Capital Corporation	61,142	1,150,692
CME Group, Inc.	4,254	923,586
Morgan Stanley	21,091	1,102,216
		3,176,494

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 24.7% (Continued)	Shares	Value
Financials - 4.8% (Continued)
Consumer Finance - 0.3%
Synchrony Financial	90,208	$2,923,641

Insurance - 2.2%
Allstate Corporation (The)	65,436	7,756,783
Arthur J. Gallagher & Company	11,480	1,177,504
Hanover Insurance Group, Inc. (The)	39,262	5,440,928
Lincoln National Corporation	86,469	4,710,831
Progressive Corporation (The)	9,525	768,572
		19,854,618
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Blackstone Mortgage Trust, Inc. - Class A	18,915	722,553

Health Care - 2.0%
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories	17,565	1,530,614

Health Care Providers & Services - 1.3%
Quest Diagnostics, Inc.	59,846	6,623,157
Universal Health Services, Inc. - Class B	41,449	5,683,072
		12,306,229
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Company	15,603	982,209
Johnson & Johnson	11,228	1,671,512
Merck & Company, Inc.	19,374	1,655,315
		4,309,036
Industrials - 3.0%
Aerospace & Defense - 0.2%
Boeing Company (The)	1,276	406,112
Lockheed Martin Corporation	2,680	1,147,362
		1,553,474
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. - Class B	5,735	593,687

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 24.7% (Continued)	Shares	Value
Industrials - 3.0% (Continued)
Airlines - 0.0% (b)
Delta Air Lines, Inc.	6,275	$349,768

Construction & Engineering - 0.7%
Quanta Services, Inc.	151,905	5,947,081

Electrical Equipment - 0.6%
Emerson Electric Company	14,147	1,013,350
Rockwell Automation, Inc.	25,240	4,837,498
		5,850,848
Machinery - 0.7%
Caterpillar, Inc.	6,185	812,400
Snap-on, Inc.	37,859	6,043,432
		6,855,832
Marine - 0.7%
Kirby Corporation (a)	86,151	6,314,007

Information Technology - 1.5%
Communications Equipment - 0.1%
Cisco Systems, Inc.	17,160	788,845

Electronic Equipment, Instruments & Components - 0.6%
Dolby Laboratories, Inc. - Class A	77,121	5,347,570

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corporation	22,693	1,450,763
Lam Research Corporation	837	249,602
		1,700,365
Software - 0.5%
Microsoft Corporation	9,496	1,616,504
Teradata Corporation (a)	149,175	3,630,920
		5,247,424
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	1,365	422,481
Western Digital Corporation	8,949	586,160
		1,008,641

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 24.7% (Continued)	Shares	Value
Materials - 1.6%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	4,245	$1,013,324
FMC Corporation	76,261	7,289,789
		8,303,113
Construction Materials - 0.7%
Vulcan Materials Company	47,207	6,685,927

Real Estate - 3.7%
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Campus Communities, Inc.	86,936	3,987,755
Crown Castle International Corporation	7,905	1,184,485
Duke Realty Corporation	244,917	8,892,936
Healthcare Trust of America, Inc. - Class A (c)	226,857	7,266,230
Host Hotels & Resorts, Inc.	265,483	4,337,992
Lamar Advertising Company - Class A	9,662	896,730
Mid-America Apartment Communities, Inc.	46,646	6,400,298
Weyerhaeuser Company	26,763	774,789
		33,741,215
Utilities - 2.6%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	11,920	1,242,302
Exelon Corporation	20,453	973,358
PPL Corporation	26,045	942,569
		3,158,229
Multi-Utilities - 2.3%
Ameren Corporation	79,271	6,504,186
CMS Energy Corporation	117,317	8,037,388
Public Service Enterprise Group, Inc.	109,371	6,474,763
		21,016,337

Total Common Stocks (Cost $212,946,051)		$225,976,673

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.0%	Shares	Value
Energy - 0.6%
Chesapeake Energy Corporation, 5.000% CV (d)	310,966	$5,752,871

Health Care - 0.1%
Becton, Dickinson and Company, 6.125% CV - Series A	11,815	774,979

Industrials - 0.3%
Pitney Bowes, Inc., 6.700%, 3/7/2043 (d)	128,520	2,580,682

Total Preferred Stocks (Cost $21,190,503)		$9,108,532

CORPORATE BONDS - 38.6%	Par Value	Value
Communication Services - 1.7%
AT&T, Inc., 3.40%, due 5/15/2025	$5,000,000	$5,305,250
CenturyLink, Inc., 7.65%, due 3/15/2042	4,260,000	4,618,820
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (e)	2,500,000	2,654,175
Consolidated Communications, Inc., 6.50%, due 10/1/2022 (c)	2,500,000	2,385,937
T-Mobile USA, Inc., 4.00%, due 4/15/2022 (c)	750,000	770,625
		15,734,807
Consumer Discretionary - 9.9%
American Axle & Manufacturing, Inc., 6.25%, due 4/1/2025 (c)	2,500,000	2,555,025
AutoNation, Inc., 3.80%, due 11/15/2027 (f)	10,000,000	10,418,395
Bed Bath & Beyond, Inc., 5.165%, due 8/1/2044	10,263,000	7,584,460
Bed Bath & Beyond, Inc., 3.749%, due 8/1/2024	3,015,000	2,955,002
Carriage Services, Inc., 6.625%, due 6/1/2026 (e)	2,757,000	2,936,205
Clearwater Seafoods, Inc., 6.875%, due 5/1/2025 (e)	2,500,000	2,604,175
Coach, Inc., 4.125%, due 7/15/2027 (c)	15,723,000	16,431,068
Diamond Sports Group, LLC/Diamond Sports Finance Company, 5.375%, due 8/15/2026 (e)	2,000,000	1,992,204
Dollar Tree, Inc., 4.00%, due 5/15/2025 (c)	6,713,000	7,269,296

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Value
Consumer Discretionary - 9.9% (Continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 2/15/2023 (e)	$2,000,000	$2,080,000
Kohl's Corporation, 5.55%, due 7/17/2045	3,970,000	4,267,307
L Brands, Inc., 5.25%, due 2/1/2028	2,500,000	2,481,250
National CineMedia, LLC, 5.75%, due 8/15/2026	2,500,000	2,468,750
Penn National Gaming, Inc., 5.625%, due 1/15/2027 (c)(e)	2,500,000	2,624,013
Quad Graphics, Inc., 7.00%, due 5/1/2022 (c)	2,000,000	1,900,000
Sonic Automotive, Inc., 6.125%, due 3/15/2027	2,500,000	2,656,250
Tiffany & Company, 4.90%, due 10/1/2044 (c)	10,019,000	13,351,521
Truck Hero, Inc., 8.50%, due 4/21/2024 (e)	2,600,000	2,694,250
Wolverine World Wide, Inc., 5.00%, due 9/1/2026 (e)	1,500,000	1,548,750
		90,817,921
Consumer Staples - 0.6%
Clearwater Paper Corporation, 4.50%, due 2/1/2023 (c)	2,500,000	2,512,500
KEHE Distributors, LLC, 8.625%, due 10/15/2026 (c)(e)	2,500,000	2,653,125
		5,165,625
Energy - 4.9%
Antero Resources Corporation, 5.375%, due 11/1/2021	5,725,000	5,467,375
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.625%, due 7/15/2026 (c)(e)	1,903,000	1,750,760
Energy Transfer Operating L.P., Series G, 7.125%, due 5/15/2165	10,000,000	10,225,000
Energy Transfer Partners, L.P., 6.25%, due 4/15/2049	6,005,000	7,119,610
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (e)	4,000,000	3,750,000
Enviva Partners, L.P., 6.50%, due 1/15/2026 (e)	625,000	666,731
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.625%, due 6/15/2024 (c)	2,500,000	2,431,250
NLG Energy Partners, L.P., 6.125%, due 3/1/2025	2,490,000	2,353,050
Parkland Fuel Corporation, 5.875%, due 7/15/2027 (e)	2,500,000	2,649,250

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Value
Energy - 4.9% (Continued)
Sunoco, L.P./Sunoco Finance Corporation, Series WI, 4.875%, due 1/15/2023	$4,000,000	$4,105,000
Targa Resources Partners, L.P., 5.25%, due 5/1/2023	4,000,000	4,035,000
		44,553,026
Financials - 11.1%
AAG FH, L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (c)(e)	2,550,000	2,346,000
Ares Capital Corporation, 3.50%, due 2/10/2023 (c)	4,185,000	4,279,300
Ares Capital Corporation, 4.20%, due 6/10/2024	7,995,000	8,452,690
Ares Capital Corporation, 3.25%, due 7/15/2025	7,110,000	7,177,141
Bank of America Corporation, 2.661%, due 2/5/2026 (f)	5,715,000	5,718,652
Bank of America Corporation, 2.654% (3MO LIBOR + 76), due 9/15/2026 (f)	11,147,000	10,967,834
Citigroup, Inc., 3.352%, due 4/24/2025	5,720,000	6,019,117
Compass Group Diversified Holdings, LLC, 8.00%, due 5/1/2026 (c)(e)	2,500,000	2,721,875
Ford Motor Credit Company, LLC, 5.584%, due 3/18/2024 (c)	525,000	571,521
Ford Motor Credit Company, LLC, 4.542%, due 8/1/2026	3,550,000	3,694,216
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	6,669,000	7,696,514
Goldman Sachs Group, Inc. (The), 2.941% (3MO LIBOR + 105), due 6/5/2023 (f)	6,986,000	7,079,020
Goldman Sachs Group, Inc. (The), 3.691%, due 6/5/2028 (c)	4,437,000	4,814,335
Jefferies Group, LLC, 6.50%, due 1/20/2043	2,950,000	3,695,569
JPMorgan Chase & Company, 3.166% (3MO LIBOR + 123), due 10/24/2023 (f)	12,109,000	12,346,336
Lincoln National Corporation, 3.05%, due 1/15/2030	3,330,000	3,464,624
Provident Funding Associates, L.P./PFG Finance Corporation, 6.375%, due 6/15/2025 (e)	2,500,000	2,475,000
Springleaf Finance Corporation, 5.625%, due 3/15/2023	4,000,000	4,280,000

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Value
Financials - 11.1% (Continued)
Starwood Property Trust, 5.00%, due 12/15/2021	$3,580,000	$3,669,500
		101,469,244
Health Care - 2.2%
Anthem, Inc., 3.65%, due 12/1/2027	8,810,000	9,510,821
CVS Health Corporation, 4.30%, due 3/25/2028	7,000,000	7,756,608
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (e)	2,435,000	2,596,440
		19,863,869
Industrials - 2.0%
ADT Corporation (The), 6.25%, due 10/15/2021	4,000,000	4,233,440
FXI Holdings, Inc., 7.875%, due 11/1/2024 (e)	2,400,000	2,274,000
Grinding Media, Inc., 7.375%, due 12/15/2023 (e)	2,500,000	2,565,300
H&E Equipment Services, Inc., 5.625%, due 9/1/2025 (c)	2,500,000	2,606,250
Intertape Polymer Group, Inc., 7.00%, due 10/15/2026 (e)	2,500,000	2,643,750
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (e)	1,195,000	1,188,033
Neon Holdings, Inc., 10.125%, due 4/1/2026 (e)	2,340,000	2,351,700
		17,862,473
Information Technology - 1.8%
Apple, Inc., 3.85%, due 5/4/2043	3,090,000	3,584,586
Belo Corporation, 7.25%, due 9/15/2027 (c)	2,500,000	2,900,000
CBS Radio, Inc., 7.25%, due 11/1/2024 (c)(e)	2,500,000	2,628,125
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	5,724,000	7,220,093
		16,332,804
Materials - 2.0%
Cliffs Natural Resources, 6.25%, due 10/1/2040	4,320,000	3,663,922
Commercial Metals Company, 5.375%, due 7/15/2027 (c)	2,500,000	2,606,250
Compass Minerals International, Inc., 4.875%, due 7/15/2024 (e)	2,600,000	2,583,750
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (e)	2,500,000	2,625,000
Mercer International, Inc., 5.50%, due 1/15/2026	2,500,000	2,528,000

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.6% (Continued)	Par Value	Value
Materials - 2.0% (Continued)
Mountain Province Diamonds, Inc., 8.00%, due 12/15/2022 (c)(e)	$2,500,000	$2,446,875
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (c)(e)	2,500,000	2,200,000
		18,653,797
Real Estate - 1.3%
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (e)	4,000,000	4,135,480
iStar, Inc., 4.75%, due 10/1/2024	2,785,000	2,896,400
LGI Homes, Inc., 6.875%, due 7/15/2026 (c)(e)	2,500,000	2,640,625
TRI Pointe Group, Inc., 5.25%, due 6/1/2027	2,500,000	2,656,250
		12,328,755
Utilities - 1.1%
AES Corporation, 4.00%, due 3/15/2021	4,000,000	4,047,000
Suburban Propane Partners, L.P., 5.875%, due 3/1/2027	2,800,000	2,884,000
Talen Energy Supply, LLC, 6.625%, due 1/15/2028 (c)(e)	2,825,000	2,825,000
		9,756,000

Total Corporate Bonds (Cost $333,815,833)		$352,538,321

ASSET-BACKED SECURITIES - 2.5%	Par Value	Value
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 3.18% (1MO LIBOR + 140), due 12/22/2035 (e)(f)	$6,280,000	$6,307,444
Onslow Bay Financial LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (e)	4,896,610	4,978,456
ORIX Credit Alliance Owner Trust, Series 2018-CRE1, 2.92% (1MO LIBOR + 118), due 6/15/2036 (e)(f)	11,620,000	11,630,807
Total Asset-Backed Securities (Cost $22,873,436)		$22,916,707

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 7.4%	Par Value	Value
Commercial - 7.4%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (e)	$6,162,970	$6,319,586
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, 2.74% (1MO LIBOR + 100), due 1/15/2022 (e)(f)	3,933,946	3,933,941
BDS Ltd., Series 2019-FL4, 2.84% (1MO LIBOR + 110), due 8/15/2036 (e)(f)	3,640,000	3,641,128
Colony American Finance Ltd., Series 2019-1, 3.324%, due 1/15/2029 (e)(f)	4,959,706	5,192,215
Colony American Finance Ltd., Series 2019-19-3, 2.705%, due 10/15/2052 (e)(f)	2,638,785	2,694,375
Credit Suisse Mortgage Trust, Series 2018-J1, 3.50%, due 2/25/2048 (e)	6,156,896	6,300,044
Ellington Financial Mortgage Trust, Series 2019-1, 2.934%, due 6/25/2059 (e)	4,897,317	4,939,860
Exantas Capital Corporation, Series 2019-RS07, 2.737% (1MO LIBOR + 100), due 4/15/2022 (e)(f)	8,167,243	8,169,775
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (e)	6,288,161	6,377,484
PSMC 2018-1 Trust, Series 2019-1, 4.00%, due 7/25/2049 (e)	4,046,374	4,117,185
Sequoia Mortgage Trust, Series 2019-19-5, 3.50%, due 12/25/2049 (e)	3,941,485	4,032,632
Starwood Mortgage Residential Trust, Series 2019-1, 2.941%, due 6/25/2049 (e)	5,044,260	5,072,727
Wells Fargo Mortgage Back Securities, Series 2019-2, 4.00%, due 4/25/2049 (e)	6,545,657	6,585,158
Total Mortgage-Backed Securities (Cost $66,965,876)		$67,376,110

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8%	Par Value	Value
Federal Farm Credit Bank - 3.1%
Federal Farm Credit Bank, 2.99%, due 4/16/2026	$16,972,000	$17,021,694
Federal Farm Credit Bank, 2.50%, due 2/4/2031	6,520,000	6,522,526
Federal Farm Credit Bank, 3.50%, due 2/1/2033	5,000,000	5,083,619
		28,627,839
Federal Home Loan Bank - 0.7%
Federal Home Loan Bank, 2.30%, due 3/22/2027	6,600,000	6,605,846

Federal Home Loan Mortgage Corporation - 3.3%
Federal Home Loan Mortgage Corporation, 3.50%, due 1/1/2048	9,099,398	9,487,079
Federal Home Loan Mortgage Corporation, 3.00%, due 2/1/2048	4,295,528	4,410,933
Federal Home Loan Mortgage Corporation, 3.00%, due 6/1/2049	6,499,475	6,656,689
Federal Home Loan Mortgage Corporation, 3.00%, due 7/1/2049	7,005,269	7,174,540
Federal Home Loan Mortgage Corporation, 3.00%, due 11/1/2049	2,594,509	2,657,706
		30,386,947
Federal National Mortgage Association - 4.9%
Federal National Mortgage Association, 3.00%, due 9/1/2029	2,067,928	2,119,983
Federal National Mortgage Association, 2.45% (g), due 4/7/2031	645,000	645,113
Federal National Mortgage Association, 2.50%, due 3/1/2032	14,811,547	15,145,755
Federal National Mortgage Association, 3.00%, due 12/1/2033	4,740,830	4,885,124
Federal National Mortgage Association, 3.00%, due 11/1/2038	9,256,463	9,588,160
Federal National Mortgage Association, 3.00%, due 9/1/2049	11,686,011	11,975,294
		44,359,429

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.8% (Continued)	Par Value	Value
Small Business Administration - 1.8%
Small Business Administration Participation Certificates, 2.82%, due 2/1/2037	$8,859,665	$9,224,926
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	6,849,052	7,336,604
		16,561,530

Total U.S. Government Agency Obligations (Cost $123,971,793)		$126,541,591

U.S. TREASURY OBLIGATIONS - 8.0%	Par Value	Value
U.S. Treasury Bonds - 0.2%
U.S. Treasury Bonds, 4.625%, due 2/15/2040	$1,385,000	$2,029,891

U.S. Treasury Inflation-Protected Notes - 3.8%
U.S. Treasury Inflation-Protected Notes, 1.125%, due 1/15/2021	6,367,011	6,414,032
U.S. Treasury Inflation-Protected Notes, 0.625%, due 4/15/2023	10,142,820	10,369,579
U.S. Treasury Inflation-Protected Notes, 0.875%, due 2/15/2047	15,141,323	17,461,814
		34,245,425
U.S. Treasury Notes - 4.0%
U.S. Treasury Notes, 1.625%, due 7/31/2020	7,000,000	7,001,094
U.S. Treasury Notes, 2.625%, due 3/31/2025	6,635,000	7,056,944
U.S. Treasury Notes, 2.625%, due 2/15/2029	6,715,000	7,351,613
U.S. Treasury Notes, 1.625%, due 8/15/2029	15,010,000	15,155,996
		36,565,647

Total U.S. Treasury Obligations (Cost $70,579,020)		$72,840,963

MONEY MARKET FUNDS - 3.0%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.49% (h)(i)	23,189,167	$23,189,167
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (h)(i)	1,946,908	1,946,908

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.0% (Continued)
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 1.49% (h)(i)	404,977	$404,977
JPMorgan U.S. Government Money Market Fund - Capital Class, 1.48% (h)(i)	2,294,155	2,294,155
Total Money Market Funds (Cost $27,835,207)		$27,835,207

Investments at Value - 99.0% (Cost $880,177,719)		$905,134,104

Other Assets in Excess of Liabilities - 1.0%		8,714,470

Net Assets - 100.0%		$913,848,574

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2020 is $26,234,803, representing 2.9% of net assets (Note 6).
(d)	Security has a perpetual maturity date.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $164,143,408 as of January 31, 2020, representing 18.0% of net assets.
(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(g)	Step coupon. The rate shown is the coupon in effect as of January 31, 2020.
(h)	The rate shown is the 7-day effective yield as of January 31, 2020.
(i)	All or a portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020 was $27,127,137 (Note 6).

CV – Convertible Security

LIBOR – London Interbank Offered Rate

See accompanying notes to Schedules of Investments.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Consumer Discretionary - 11.7%
Distributors - 3.3%
Genuine Parts Company	8,825	$825,755

Household Durables - 1.5%
Toll Brothers, Inc.	8,205	363,974

Internet & Direct Marketing Retail - 3.0%
Expedia Group, Inc.	6,795	736,918

Specialty Retail - 2.3%
AutoZone, Inc. (a)	538	569,182

Textiles, Apparel & Luxury Goods - 1.6%
Ralph Lauren Corporation	3,513	398,726

Consumer Staples - 3.0%
Food Products - 3.0%
Lamb Weston Holdings, Inc.	8,275	755,590

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Diamondback Energy, Inc.	6,442	479,285
Pioneer Natural Resources Company	4,170	562,950
		1,042,235
Financials - 17.3%
Banks - 6.1%
KeyCorp	28,600	535,106
M&T Bank Corporation	2,150	362,318
Pinnacle Financial Partners, Inc.	10,615	626,922
		1,524,346
Consumer Finance - 1.6%
Synchrony Financial	11,925	386,489

Insurance - 9.6%
Allstate Corporation (The)	8,655	1,025,964

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Financials - 17.3% (Continued)
Insurance - 9.6% (Continued)
Hanover Insurance Group, Inc. (The)	5,200	$720,616
Lincoln National Corporation	11,430	622,706
		2,369,286
Health Care - 6.6%
Health Care Providers & Services - 6.6%
Quest Diagnostics, Inc.	7,906	874,957
Universal Health Services, Inc. - Class B	5,487	752,323
		1,627,280
Industrials - 12.3%
Construction & Engineering - 3.2%
Quanta Services, Inc.	20,075	785,936

Electrical Equipment - 2.5%
Rockwell Automation, Inc.	3,275	627,687

Machinery - 3.2%
Snap-on, Inc.	5,015	800,544

Marine - 3.4%
Kirby Corporation (a)	11,388	834,627

Information Technology - 4.8%
Electronic Equipment, Instruments & Components - 2.9%
Dolby Laboratories, Inc. - Class A	10,195	706,921

Software - 1.9%
Teradata Corporation (a)	19,424	472,780

Materials - 7.4%
Chemicals - 3.9%
FMC Corporation	10,069	962,496

Construction Materials - 3.5%
Vulcan Materials Company	6,250	885,187

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Value
Real Estate - 16.5%
Equity Real Estate Investment Trusts (REITs) - 16.5%
American Campus Communities, Inc.	11,485	$526,817
Duke Realty Corporation	32,360	1,174,992
Healthcare Trust of America, Inc. - Class A (b)	29,979	960,227
Host Hotels & Resorts, Inc.	35,100	573,534
Mid-America Apartment Communities, Inc.	6,155	844,527
		4,080,097
Utilities - 11.2%
Multi-Utilities - 11.2%
Ameren Corporation	10,470	859,064
CMS Energy Corporation	15,510	1,062,590
Public Service Enterprise Group, Inc.	14,445	855,144
		2,776,798

Total Common Stocks (Cost $22,375,554)		$23,532,854

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.49% (c)(d)	2,595	$2,595
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (c)(d)	188,033	188,033
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 1.49% (c)(d)	45	45
JPMorgan U.S. Government Money Market Fund - Capital Class, 1.48% (c)(d)	257	257
Total Money Market Funds (Cost $190,930)		$190,930

Investments at Value - 95.8% (Cost $22,566,484)		$23,723,784

Other Assets in Excess of Liabilities - 4.2%		1,034,432

Net Assets - 100.0%		$24,758,216

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2020 is $2,947, representing less than 0.1% of net assets (Note 6).
(c)	The rate shown is the 7-day effective yield as of January 31, 2020.
(d)	All or a portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020 was $3,036 (Note 6).

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 1.2%
Media - 1.2%
Scholastic Corporation	64,940	$2,139,773

Consumer Discretionary - 7.7%
Hotels, Restaurants & Leisure - 3.5%
Cheesecake Factory, Inc. (The) (a)	55,600	2,135,040
Denny's Corporation (b)	206,210	4,221,119
		6,356,159
Household Durables - 1.1%
TRI Pointe Group, Inc. (b)	130,175	2,116,645

Textiles, Apparel & Luxury Goods - 3.1%
G-III Apparel Group Ltd. (b)	89,180	2,426,588
Oxford Industries, Inc.	17,850	1,238,790
Wolverine World Wide, Inc.	64,550	2,037,843
		5,703,221
Consumer Staples - 2.6%
Food Products - 2.6%
Fresh Del Monte Produce, Inc.	63,091	1,979,795
Sanderson Farms, Inc.	19,975	2,750,358
		4,730,153
Energy - 2.7%
Energy Equipment & Services - 2.1%
Apergy Corporation (b)	66,975	1,731,973
Cactus, Inc. - Class A	76,250	2,197,525
		3,929,498
Oil, Gas & Consumable Fuels - 0.6%
PDC Energy, Inc. (b)	46,266	998,883

Financials - 23.7%
Banks - 17.8%
Columbia Banking System, Inc.	71,995	2,786,207
CVB Financial Corporation	87,275	1,812,702
First Financial Bancorp	94,515	2,272,141
First Midwest Bancorp, Inc.	95,825	1,910,751

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Financials - 23.7% (Continued)
Banks - 17.8% (Continued)
FNB Corporation	117,150	$1,367,141
Hope Bancorp, Inc.	124,585	1,732,354
Independent Bank Group, Inc.	46,543	2,490,981
Renasant Corporation	58,000	1,851,940
Sandy Spring Bancorp, Inc.	76,850	2,674,380
South State Corporation	33,695	2,547,679
Synovus Financial Corporation	38,825	1,359,651
TowneBank	76,092	2,020,243
UMB Financial Corporation	29,595	1,966,884
Umpqua Holdings Corporation	103,100	1,742,390
United Bankshares, Inc.	44,575	1,528,922
United Community Banks, Inc.	93,370	2,606,890
		32,671,256
Consumer Finance - 1.7%
PRA Group, Inc. (b)	87,745	3,102,663

Insurance - 4.2%
American Equity Investment Life Holding Company	74,138	1,957,985
Argo Group International Holdings Ltd.	52,047	3,414,283
Selective Insurance Group, Inc.	36,157	2,395,401
		7,767,669
Health Care - 1.9%
Biotechnology - 1.1%
Eagle Pharmaceuticals, Inc. (b)	37,485	2,017,443

Pharmaceuticals - 0.8%
Phibro Animal Health Corporation - Class A	59,400	1,408,968

Industrials - 25.6%
Aerospace & Defense - 1.6%
Moog, Inc. - Class A	33,168	2,972,184

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 25.6% (Continued)
Air Freight & Logistics - 1.2%
Hub Group, Inc. - Class A (b)	41,505	$2,194,369

Commercial Services & Supplies - 6.1%
Interface, Inc.	169,585	2,726,927
Knoll, Inc.	92,216	2,283,268
Matthews International Corporation - Class A (a)	29,020	1,083,027
McGrath RentCorp	34,709	2,683,700
UniFirst Corporation	11,725	2,391,079
		11,168,001
Construction & Engineering - 1.0%
Dycom Industries, Inc. (b)	46,175	1,866,394

Machinery - 9.7%
Barnes Group, Inc.	41,950	2,649,982
EnPro Industries, Inc.	18,433	1,077,225
ESCO Technologies, Inc.	27,270	2,616,829
Franklin Electric Company, Inc.	39,880	2,300,677
Harsco Corporation (b)	124,250	1,851,325
ITT, Inc.	66,225	4,442,373
Mueller Water Products, Inc. - Series A	251,885	2,934,460
		17,872,871
Professional Services - 2.5%
Korn Ferry	54,890	2,249,392
TrueBlue, Inc. (b)	101,920	2,233,067
		4,482,459
Road & Rail - 2.0%
Saia, Inc. (b)	42,801	3,727,967

Trading Companies & Distributors - 1.5%
Rush Enterprises, Inc. - Class A	65,135	2,800,805

Information Technology - 11.8%
Electronic Equipment, Instruments & Components - 2.3%
Plexus Corporation (b)	58,005	4,125,316

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Information Technology - 11.8% (Continued)
IT Services - 5.1%
CACI International, Inc. - Class A (b)	20,695	$5,534,671
ManTech International Corporation - Class A	47,377	3,803,425
		9,338,096
Semiconductors & Semiconductor Equipment - 1.9%
Diodes, Inc. (b)	68,824	3,554,071

Software - 2.5%
CommVault Systems, Inc. (b)	45,623	2,053,947
Progress Software Corporation	57,550	2,597,232
		4,651,179
Materials - 3.9%
Chemicals - 1.3%
Minerals Technologies, Inc.	44,345	2,400,395

Construction Materials - 1.2%
Eagle Materials, Inc.	23,550	2,147,054

Paper & Forest Products - 1.4%
P.H. Glatfelter Company	158,605	2,648,703

Real Estate - 10.7%
Equity Real Estate Investment Trusts (REITs) - 10.7%
Empire State Realty Trust, Inc. - Class A	107,890	1,462,988
First Industrial Realty Trust, Inc.	72,750	3,106,425
Healthcare Realty Trust, Inc.	85,126	3,069,644
Kite Realty Group Trust	66,287	1,140,137
Pebblebrook Hotel Trust	58,600	1,389,992
Piedmont Office Realty Trust, Inc. - Class A	129,865	3,011,569
PS Business Parks, Inc.	22,297	3,736,085
STAG Industrial, Inc.	87,993	2,836,894
		19,753,734
Utilities - 6.3%
Electric Utilities - 0.5%
El Paso Electric Company	13,770	937,599

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Utilities - 6.3% (Continued)
Gas Utilities - 1.3%
Southwest Gas Holdings, Inc.	32,160	$2,428,402

Multi-Utilities - 4.5%
Avista Corporation	41,620	2,116,377
Black Hills Corporation	28,064	2,330,154
NorthWestern Corporation	50,343	3,874,901
		8,321,432

Total Common Stocks (Cost $153,997,316)		$180,333,362

MONEY MARKET FUNDS - 1.6%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.49% (c)(d)	1,922,516	$1,922,516
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (c)(d)	853,318	853,318
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 1.49% (c)(d)	33,575	33,575
JPMorgan U.S. Government Money Market Fund - Capital Class, 1.48% (c)(d)	190,199	190,199
Total Money Market Funds (Cost $2,999,608)		$2,999,608

Investments at Value - 99.7% (Cost $156,996,924)		$183,332,970

Other Assets in Excess of Liabilities - 0.3%		559,513

Net Assets - 100.0%		$183,892,483

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2020 is $2,159,448, representing 1.2% of net assets (Note 6).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2020.
(d)	All or a portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020 was $2,248,831 (Note 6).

See accompanying notes to Schedules of Investments.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

CORPORATE BONDS – 92.0%	Par Value	Value
Communication Services - 12.3%
AMC Networks, Inc., 5.00%, due 4/1/2024	$2,300,000	$2,346,000
CCO Holdings, LLC, 5.25%, due 9/30/2022	1,900,000	1,919,000
CCO Holdings, LLC, 5.125%, due 2/15/2023	800,000	806,016
Level 3 Financing, Inc., 5.375%, due 8/15/2022 (a)	1,597,000	1,603,388
Level 3 Financing Inc, 5.125%, due 5/1/2023	750,000	753,525
Sirius XM Radio, Inc., 4.625%, due 7/15/2024 (b)	1,570,000	1,627,894
Tegna, Inc., 5.125%, due 7/15/2020	343,000	343,171
T-Mobile USA, Inc., 4.00%, due 4/15/2022	2,300,000	2,363,250
		11,762,244
Consumer Discretionary - 12.2%
Fiat Chrysler Automobiles N.V., 4.50%, due 4/15/2020	2,300,000	2,305,750
Ford Motor Credit Company, LLC, 5.596%, due 1/7/2022	535,000	564,930
Ford Motor Credit Company, LLC, 4.375%, due 8/6/2023	1,075,000	1,126,610
Ford Motor Credit Company, LLC, 4.063%, due 11/1/2024	660,000	681,138
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, due 4/15/2021	2,300,000	2,346,000
Group 1 Automotive, Inc., 5.00%, due 6/1/2022 (a)	2,105,000	2,115,525
L Brands, Inc., 5.625%, due 2/15/2022	265,000	279,384
Lennar Corporation, 4.125%, due 1/15/2022	1,475,000	1,513,719
Lennar Corporation, 4.75%, due 11/15/2022 (a)	745,000	785,044
		11,718,100
Consumer Staples - 2.5%
Albertsons Companies, LLC, 6.625%, due 6/15/2024 (a)	2,320,000	2,412,800

Energy - 12.7%
Antero Resources Corporation, 5.375%, due 11/1/2021	2,300,000	2,196,500
DCP Midstream Operating L.P., 5.35%, due 3/15/2020 (b)	2,300,000	2,307,187
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (a)(b)	2,299,000	2,155,313

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS – 92.0% (Continued)	Par Value	Value
Energy - 12.7% (Continued)
Sunoco, L.P./Sunoco Finance Corporation, Series WI, 4.875%, due 1/15/2023	$2,300,000	$2,360,375
Targa Resources Partners, L.P./Targa Resources Partners Finance Corporation, 5.25%, due 5/1/2023	1,989,000	2,006,404
Vistra Energy Corporation, 5.875%, due 6/1/2023	1,160,000	1,180,323
		12,206,102
Financials - 16.3%
CIT Group, Inc., 5.00%, due 8/15/2022	1,900,000	2,018,750
Icahn Enterprises, L.P., 6.25%, due 2/1/2022 (a)	2,300,000	2,340,250
Kennedy-Wilson Holdings, Inc., 5.875%, due 4/1/2024	2,250,000	2,295,000
Navient Corporation, 5.875%, due 3/25/2021	1,010,000	1,041,562
Navient Corporation, 6.625%, due 7/26/2021	1,215,000	1,280,428
SLM Corporation, 5.125%, due 4/5/2022 (a)	1,745,000	1,801,712
Springleaf Finance Corporation, 5.625%, due 3/15/2023	1,070,000	1,144,900
Springleaf Finance Corporation, 6.125%, due 3/15/2024	1,230,000	1,284,428
Starwood Property Trust, 5.00%, due 12/15/2021	2,300,000	2,357,500
		15,564,530
Health Care - 9.9%
Centene Corporation, 4.75%, due 5/15/2022	2,170,000	2,208,056
HCA, Inc., 7.50%, due 2/15/2022	2,300,000	2,524,687
Tenet Healthcare Corporation, 4.625%, due 7/15/2024	2,300,000	2,357,500
Valeant Pharmaceuticals International, 6.50%, due 3/15/2022 (a)(b)	2,350,000	2,393,616
		9,483,859
Industrials - 9.5%
ADT Corporation (The), 6.25%, due 10/15/2021	2,300,000	2,434,228
Arconic, Inc., 5.40%, due 4/15/2021	2,300,000	2,366,240
CNH Industrial Capital, LLC, 4.375%, due 11/6/2020 (a)	1,900,000	1,932,775
Pitney Bowes, Inc., 3.875%, due 10/1/2021 (a)	2,300,000	2,345,747
		9,078,990

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS – 92.0% (Continued)	Par Value	Value
Information Technology - 2.4%
Dell International, LLC/EMC Corporation, 5.875%, due 6/15/2021 (b)	$1,483,000	$1,497,830
EMC Corporation, 3.375%, due 6/1/2023	291,000	295,086
Seagate HDD Cayman, 4.75%, due 6/1/2023 (a)	435,000	461,663
		2,254,579
Materials - 9.6%
Ball Corporation, 5.00%, due 3/15/2022	2,300,000	2,429,375
Clearwater Paper Corporation, 4.50%, due 2/1/2023 (a)	855,000	859,275
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	2,300,000	2,418,295
Mercer International, Inc., 6.50%, due 2/1/2024	950,000	980,875
PolyOne Corporation, 5.25%, due 3/15/2023 (a)	2,300,000	2,481,125
		9,168,945
Real Estate - 2.5%
iStar, Inc., 4.75%, due 10/1/2024	2,305,000	2,397,200

Utilities - 2.1%
AES Corporation, 4.00%, due 3/15/2021	1,990,000	2,013,383

Total Corporate Bonds (Cost $87,266,538)		$88,060,732

MONEY MARKET FUNDS - 6.2%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.49% (c)(d)	4,937,880	$4,937,880
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (c)(d)	429,856	429,856
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 1.49% (c)(d)	86,235	86,235

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.2% (Continued)
JPMorgan U.S. Government Money Market Fund - Capital Class, 1.48% (c)(d)	488,515	$488,515
Total Money Market Funds (Cost $5,942,486)		$5,942,486

Investments at Value - 98.2% (Cost $93,209,024)		$94,003,218

Other Assets in Excess of Liabilities - 1.8%		1,745,529

Net Assets - 100.0%		$95,748,747

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2020 is $5,575,721, representing 5.8% of net assets (Note 6).
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,981,840 as of January 31, 2020, representing 10.4% of net assets.
(c)	The rate shown is the 7-day effective yield as of January 31, 2020.
(d)	All or a portion of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020 was $5,776,002 (Note 6).

See accompanying notes to Schedules of Investments.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 3.3%
Diversified Telecommunication Services - 1.8%
Bandwidth, Inc. - Class A (a)	5,449	$386,661

Entertainment - 1.0%
Liberty Media Corporation - Liberty Braves - Series C (a)	2,346	68,386
Zynga, Inc. - Class A (a)	26,911	162,004
		230,390
Media - 0.5%
Cardlytics, Inc. (a)	1,289	108,173

Consumer Discretionary - 13.6%
Hotels, Restaurants & Leisure - 5.4%
Bloomin' Brands, Inc.	4,636	96,290
Boyd Gaming Corporation	6,674	199,219
Eldorado Resorts, Inc. (a)(b)	12,194	728,957
PlayAGS, Inc. (a)(b)	13,468	138,451
		1,162,917
Household Durables - 1.6%
Helen of Troy Ltd. (a)	1,167	220,621
KB Home	3,448	129,473
		350,094
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	3,569	129,769

Multi-Line Retail - 1.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	4,671	247,750

Specialty Retail - 1.4%
Five Below, Inc. (a)	1,146	129,750
Lithia Motors, Inc. - Class A	1,216	164,938
		294,688
Textiles, Apparel & Luxury Goods - 3.5%
Deckers Outdoor Corporation (a)	3,213	613,393

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Consumer Discretionary - 13.6% (Continued)
Textiles, Apparel & Luxury Goods - 3.5% (Continued)
G-III Apparel Group Ltd. (a)	4,971	$135,261
		748,654
Consumer Staples - 3.7%
Beverages - 1.5%
Boston Beer Company, Inc. (The) - Class A (a)	898	320,029

Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.	1,039	167,134
Performance Food Group Company (a)	5,881	304,577
		471,711
Financials - 3.7%
Banks - 2.5%
CenterState Bank Corporation	9,330	210,485
Webster Financial Corporation	2,208	99,051
Western Alliance Bancorporation	4,242	234,285
		543,821
Capital Markets - 0.4%
Ares Management Corporation - Class A	2,512	90,583

Insurance - 0.8%
Palomar Holdings, Inc. (a)	2,942	157,250

Health Care - 31.2%
Biotechnology - 8.7%
ACADIA Pharmaceuticals, Inc. (a)	3,204	127,968
Amarin Corporation plc - ADR (a)	10,901	202,214
Arena Pharmaceuticals, Inc. (a)(b)	3,865	176,592
Blueprint Medicines Corporation (a)	1,843	116,938
Castle Biosciences, Inc. (a)	2,380	73,399
ChemoCentryx, Inc. (a)	2,560	108,595
Coherus BioSciences, Inc. (a)	6,478	116,863
Iovance Biotherapeutics, Inc. (a)	7,580	164,789
Krystal Biotech, Inc. (a)	2,905	151,815
MyoKardia, Inc. (a)	1,454	98,916
Natera, Inc. (a)	5,242	183,522

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Health Care - 31.2% (Continued)
Biotechnology - 8.7% (Continued)
Odonate Therapeutics, Inc. (a)	1,963	$57,319
PTC Therapeutics, Inc. (a)	1,082	55,723
Relmada Therapeutics, Inc. (a)(b)	1,068	47,366
Turning Point Therapeutics, Inc. (a)	928	54,288
Vericel Corporation (a)	5,430	89,052
Zymeworks, Inc. (a)	1,051	45,866
		1,871,225
Health Care Equipment & Supplies - 12.3%
Haemonetics Corporation (a)	4,982	535,017
ICU Medical, Inc. (a)	3,110	567,482
Insulet Corporation (a)	2,948	572,030
Merit Medical Systems, Inc. (a)	4,588	167,095
NovoCure Ltd. (a)	2,794	227,599
Quidel Corporation (a)(b)	3,357	257,817
Silk Road Medical, Inc. (a)	2,278	106,018
Tandem Diabetes Care, Inc. (a)	3,046	231,618
		2,664,676
Health Care Providers & Services - 3.3%
Addus HomeCare Corporation (a)	3,398	320,567
Encompass Health Corporation	3,466	266,986
LHC Group, Inc. (a)	850	123,888
		711,441
Life Sciences Tools & Services - 3.0%
ICON plc (a)	3,863	651,379

Pharmaceuticals - 3.9%
Axsome Therapeutics, Inc. (a)(b)	2,407	208,976
Catalent, Inc. (a)	3,978	243,056
Horizon Therapeutics plc (a)	11,341	391,151
		843,183
Industrials - 16.5%
Aerospace & Defense - 0.8%
Aerojet Rocketdyne Holdings, Inc. (a)	3,235	168,446

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Industrials - 16.5% (Continued)
Building Products - 1.2%
Trex Company, Inc. (a)	2,727	$267,901

Commercial Services & Supplies - 4.2%
Clean Harbors, Inc. (a)	2,549	209,579
IAA, Inc. (a)	4,807	227,179
Mobile Mini, Inc.	3,976	165,958
UniFirst Corporation	1,437	293,047
		895,763
Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	1,707	176,828

Machinery - 5.5%
Alamo Group, Inc.	1,094	136,269
Chart Industries, Inc. (a)	6,954	444,917
Oshkosh Corporation	3,685	317,057
RBC Bearings, Inc. (a)	717	111,501
SPX FLOW, Inc. (a)	4,196	183,533
		1,193,277
Professional Services - 1.7%
ASGN, Inc. (a)	3,201	216,676
FTI Consulting, Inc. (a)	1,310	157,278
		373,954
Trading Companies & Distributors - 2.3%
H&E Equipment Services, Inc.	7,730	209,561
SiteOne Landscape Supply, Inc. (a)	2,855	275,650
		485,211
Information Technology - 20.0%
IT Services - 5.1%
EVO Payments, Inc. - Class A (a)	9,172	254,156
Genpact Ltd.	7,155	316,752
ManTech International Corporation - Class A	1,644	131,980
Perficient, Inc. (a)	3,895	193,582
Verra Mobility Corporation (a)	12,567	200,192
		1,096,662

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Information Technology - 20.0% (Continued)
Semiconductors & Semiconductor Equipment - 3.1%
MACOM Technology Solutions Holdings, Inc. (a)	7,316	$207,921
Monolithic Power Systems, Inc.	2,751	470,888
		678,809
Software - 11.8%
Bottomline Technologies (de), Inc. (a)	2,167	116,151
Everbridge, Inc. (a)	1,630	147,743
Five9, Inc. (a)	2,707	194,173
Nutanix, Inc. - Class A (a)	11,014	357,625
PagerDuty, Inc. (a)	4,257	99,273
Paylocity Holding Corporation (a)	3,587	508,960
Ping Identity Holding Corporation (a)(b)	6,725	163,081
Proofpoint, Inc. (a)	3,286	403,554
Rapid7, Inc. (a)	9,358	555,678
		2,546,238
Real Estate - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.8%
Americold Realty Trust	8,745	301,440
MGM Growth Properties, LLC - Class A	3,651	116,613
NexPoint Residential Trust, Inc.	3,074	150,011
Physicians Realty Trust	8,183	158,341
QTS Realty Trust, Inc. - Class A	3,855	219,273
Ryman Hospitality Properties, Inc.	1,793	152,459
STAG Industrial, Inc.	4,763	153,559
		1,251,696

Total Common Stocks (Cost $17,665,724)		$21,119,179

MONEY MARKET FUNDS - 8.2%	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 1.49% (c)(d)	1,282,432	$1,282,432
Fidelity Institutional Money Market Government Portfolio - Class I, 1.46% (c)(d)	340,175	340,175

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.2% (Continued)
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 1.49% (c)(d)	22,397	$22,397
JPMorgan U.S. Government Money Market Fund - Capital Class, 1.48% (c)(d)	126,874	126,874
Total Money Market Funds (Cost $1,771,878)		$1,771,878

Investments at Value - 106.0% (Cost $19,437,602)		$22,891,057

Liabilities in Excess of Other Assets - (6.0%)		(1,300,343)

Net Assets - 100.0%		$21,590,714

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2020 is $1,418,768, representing 6.6% of net assets (Note 6).
(c)	The rate shown is the 7-day effective yield as of January 31, 2020.
(d)	All or a portion of the security was purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2020 was $1,500,104 (Note 6).

ADR – American Depositary Receipt

See accompanying notes to Schedules of Investments.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2020 (Unaudited)

Note 1 – Organization

Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund, (each a “Fund” and collectively the “Funds”) are organized as a series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

The Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund’s Class A shares commenced investment operations on November 9, 2011. The Fund’s Class I shares commenced investment operations on March 16, 2012. Class A shares were liquidated on June 30, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014, with two classes of shares, Class A and Class I. Class A shares were liquidated on January 15, 2016. As of February 2017, the Class I classification has been removed.

The Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Note 2 – Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value (‘NAV”) of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”), the Funds’ investment advisor, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees of the Trust. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO, CCO, the applicable portfolio manager or lead analyst).

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 3 – Federal Income Taxes

At January 31, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Berwyn Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$883,079,572	$22,618,200
Gross unrealized appreciation	$46,123,345	$2,442,006
Gross unrealized depreciation	(24,068,813)	(1,336,422)
Net unrealized appreciation on investments	$22,054,532	$1,105,584

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$161,246,341	$93,216,941	$19,491,227
Gross unrealized appreciation	$36,202,670	$1,639,890	$4,022,421
Gross unrealized depreciation	(14,116,041)	(853,613)	(622,591)
Net unrealized appreciation on investments	$22,086,629	$786,277	$3,399,830

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America (“GAAP”). These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Note 4 – Fair Value Measurements and Disclosure

Financial Accounting Standards Board Topic 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ investments carried at fair value:

Berwyn Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$225,976,673	$-	$-	$225,976,673
Preferred Stocks	9,108,532	-	-	9,108,532
Corporate Bonds	-	352,538,321	-	352,538,321
Asset-Backed Securities	-	22,916,707	-	22,916,707
Mortgage-Backed Securities	-	67,376,110	-	67,376,110
U.S. Government Agency Obligations	-	126,541,591	-	126,541,591
U.S. Treasury Obligations	-	72,840,963	-	72,840,963
Money Market Funds	27,835,207	-	-	27,835,207
Total Investments	$262,920,412	$642,213,692	$-	$905,134,104

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$23,532,854	$-	$-	$23,532,854
Money Market Funds	190,930	-	-	190,930
Total Investments	$23,723,784	$-	$-	$23,723,784

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Common Stocks	$180,333,362	$-	$-	$180,333,362
Money Market Funds	2,999,608	-	-	2,999,608
Total Investments	$183,332,970	$-	$-	$183,332,970

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$88,060,732	$-	$88,060,732
Money Market Funds	5,942,486	-	-	5,942,486
Total Investments	$5,942,486	$88,060,732	$-	$94,003,218

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$21,119,179	$-	$-	$21,119,179
Money Market Funds	1,771,878	-	-	1,771,878
Total Investments	$22,891,057	$-	$-	$22,891,057

Refer to each Fund’s Schedule of Investments for a listing of the common and preferred stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended January 31, 2020.

CHARTWELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Note 5 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of January 31, 2020, Chartwell Small Cap Value Fund had 25.6% of the value of its net assets invested in stocks within the Industrials sector and Chartwell Small Cap Growth Fund has 31.2% of the value of its net assets invested in stocks within the Health Care sector.

Note 6 – Securities Lending

Under the terms of the securities lending agreement with BMO Securities Lending (“BMO”), BMO is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay BMO the remaining portion.

As of January 31, 2020, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received

Berwyn Income Fund	$26,234,803	$27,127,137
Chartwell Mid Cap Value Fund	2,947	3,036
Chartwell Small Cap Value Fund	2,159,448	2,248,831
Chartwell Short Duration High Yield Fund	5,575,721	5,776,002
Chartwell Small Cap Growth Fund	1,418,768	1,500,104